Acquisitions and dispositions- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended						12 Months Ended
	Dec. 31, 2013	Oct. 02, 2012 WestLB Mellon Asset Management	Jul. 02, 2011 Talon Asset Management	Nov. 30, 2011 Penson Financial Services Australia Pty Ltd	May 31, 2013 SourceNet	Sep. 27, 2013 Newton Private Cients	Dec. 31, 2011 Shareowner Services	Dec. 31, 2011 Shareowner Services
Business Acquisition [Line Items]
Contingent payments	$ 19
Potential obligation to pay additional consideration, upper limit	6	13	5
Business Combination Contingent Consideration Arrangement Time Period Of Measurement	6 months
Proceeds from sale of business					11	120	550
Pretax gain on sale					2	27	98
After-tax gain on sale					10	5
Goodwill, Written off Related to Sale of Business Unit	69					69
Indefinite-lived Intangible Assets, Written off Related to Sale of Business Unit						7
Business acquisition, voting percentage acquired (percent)		50.00%
Business acquisition		22	11	33
Goodwill related to acquisition, non-tax deductible		70		10
Intangible assets, useful life (in years)		8 years	20 years	9 years
Intangible assets - customer relationships		23	6	6
Business Acquisition, Goodwill, Expected Tax Deductible Amount			10
Disposal Group Not Discontinued Operation Revenue								273
Disposal Group Not Discontinued Operation Operating Income Loss								$ 21